Note 7 - Right-of-use Asset and Lease Obligation - Lease Obligation (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Lease obligation	$ 19,600	$ 574,762	$ 556,541
Accretion on lease liability		11,178	31,304
Lease payment	(19,600)	(29,399)	(88,199)
Lease obligation		$ 556,541	19,600
Adjustment from lease reassessment			$ (480,046)